LONG-TERM DEBT	12 Months Ended
Dec. 31, 2013
Long-term Debt, Unclassified [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

		2013		2012
Outstanding loan amounts (millions of Canadian dollars)	Maturity Dates	Outstanding December 31	Interest Rate[1]	Outstanding December 31	Interest Rate[1]
TRANSCANADA PIPELINES LIMITED
Debentures
Canadian dollars	2014 to 2020	874	10.9%	874	10.9%
U.S. dollars (2013 and 2012 US$400)	2021	425	9.9%	398	9.9%
Medium-Term Notes
Canadian dollars	2014 to 2041	4,799	5.7%	4,549	5.9%
Senior Unsecured Notes
U.S. dollars (2013 – US$12,276; 2012 – US$10,126)	2015 to 2043	13,027	5.0%	10,057	5.6%
		19,125		15,878
NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian dollars	2014 to 2024	378	11.5%	382	11.5%
U.S. dollars (2013 and 2012 – US$200)	2023	213	7.9%	199	7.9%
Medium-Term Notes
Canadian dollars	2025 to 2030	504	7.4%	504	7.4%
U.S. dollars (2013 and 2012 – US$33)	2026	34	7.5%	32	7.5%
		1,129		1,117
ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. dollars (2013 and 2012 – US$432)	2021 to 2025	459	8.9%	430	8.9%
GAS TRANSMISSION NORTHWEST CORPORATION
Senior Unsecured Notes
U.S. dollars (2013 and 2012 – US$325)	2015 to 2035	346	5.5%	323	5.5%
TC PIPELINES, LP
Unsecured Loan
U.S. dollars (2013 – US$380; 2012 – US$312)	2017	404	1.4%	310	1.5%
Medium-Term Loan
U.S. dollars (2013 - US$500)	2018	532	1.4%	—	—
Senior Unsecured Notes
U.S. dollars (2013 and 2012 – US$350)	2021	372	4.7%	348	4.7%
		1,308		658
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. dollars (2013 – US$335; 2012 – US$354)	2018 to 2030	356	7.8%	352	7.8%
TUSCARORA GAS TRANSMISSION COMPANY
Senior Secured Notes
U.S. dollars (2013 – US$24; 2012 – US$27)	2017	25	4.0%	27	4.0%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Senior Secured Notes[2]
U.S. dollars (2013 – US$110; 2012 – US$129)	2018	117	6.1%	128	6.1%
		22,865		18,913
Less: Current Portion of Long-Term Debt		973		894
		21,892		18,019

1
Interest rates are the effective interest rates except for those pertaining to Long-Term Debt issued for the Company's Canadian regulated operations, in which case the weighted average interest rate is presented as approved by the regulators. Weighted average and effective interest rates are stated as at the respective outstanding dates.

2	Secured by shipper transportation contracts, existing and new guarantees, letters of credit and collateral requirements.
Principal Repayments
Principal repayments on the Long-Term Debt of the Company for the next five years are approximately as follows:

(millions of Canadian dollars)	2014	2015	2016	2017	2018
Principal repayments on Long-Term Debt	973	1,659	2,092	862	1,632

TransCanada PipeLines Limited
In October 2013, TCPL issued US$625 million and US$625 million of Senior Unsecured Notes maturing October 16, 2023 and October 16, 2043, respectively, and bearing interest at 3.75 per cent and 5.00 per cent, respectively.
In August 2013, TCPL retired US$500 million of 5.05 per cent Senior Unsecured Notes.
In July 2013, TCPL issued US$500 million of London Interbank Offered Rate-based floating rate notes maturing on June 30, 2016, bearing interest at an initial annual rate of 0.95 per cent.
Also in July 2013, TCPL issued $450 million and $300 million of Medium-Term Notes maturing on July 19, 2023 and November 15, 2041, respectively, and bearing interest at rates of 3.69 and 4.55 per cent per annum, respectively.
In June 2013, TCPL retired US$350 million of 4.0 per cent Senior Unsecured Notes.
In January 2013, TCPL issued US$750 million of Senior Unsecured Notes maturing January 15, 2016 and bearing interest at 0.75 per cent.
In August 2012, TCPL issued US$1 billion of Senior Unsecured Notes maturing August 1, 2022 and bearing interest at 2.5 per cent.
In May 2012, TCPL retired US$200 million of 8.625 per cent Senior Unsecured Notes.
In March 2012, TCPL issued US$500 million of Senior Unsecured Notes maturing March 2, 2015 and bearing interest at 0.875 per cent.
In November 2011, TCPL issued $500 million and $250 million of Medium-Term Notes maturing November 15, 2021 and November 15, 2041, respectively, and bearing interest at 3.65 per cent and 4.55 per cent, respectively.
In May 2011, TCPL retired $60 million of 9.5 per cent Medium-Term Notes.
In January 2011, TCPL retired $300 million of 4.3 per cent Medium-Term Notes.
NOVA Gas Transmission Ltd.
In December 2012, NOVA Gas Transmission Ltd. (NGTL) retired US$175 million of 8.5 per cent Debentures.
Debentures issued by NGTL in the amount of $225 million have retraction provisions that entitle the holders to require redemption of up to eight per cent of the then outstanding principal plus accrued and unpaid interest on specified repayment dates. No redemptions were made to December 31, 2013.
TransCanada PipeLine USA Ltd.
In February 2013, TCPL USA’s US$300 million committed, syndicated, revolving credit facility matured.
TC PipeLines, LP
During 2013, TC PipeLines, LP made drawings on its syndicated revolving credit facility of US$437 million, and repayments of US$369 million. At December 31, 2013, US$380 million (2012 - US$312 million) was outstanding on the facility.
In July 2013, TC PipeLines, LP entered into and fully drew upon a new term loan agreement with a syndicate of lenders for a US$500 million medium-term loan, maturing July 1, 2018, and bearing interest at a floating rate calculated on a base rate plus an applicable margin. A portion of the loan proceeds were used to partially fund the acquisition of a 45 per cent interest in each of Gas Transmission Northwest LLC (GTN LLC) and Bison Pipeline LLC (Bison LLC) as further described in Note 25.
In December 2011, TC PipeLines, LP repaid a maturing US$300 million term loan with a draw of US$312 million under the syndicated revolving credit facility.
In June 2011, TC PipeLines, LP issued US$350 million of 4.65 per cent Senior Unsecured Notes due 2021.
In May 2011, TC PipeLines, LP made draws of US$61 million on a bridge loan facility and US$125 million on its syndicated revolving credit facility.
Interest Expense

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Interest on Long-Term Debt	1,216	1,190	1,154
Interest on Junior Subordinated Notes	65	63	63
Interest on short-term debt	12	16	16
Capitalized interest	(287)	(300)	(302)
Amortization and other financial charges[1]	(21)	7	6
	985	976	937

1
Amortization and other financial charges includes amortization of transaction costs and debt discounts calculated using the effective interest method and changes in the fair value of derivatives used to manage the Company's exposure to changes in interest rates.

The Company made interest payments of $985 million in 2013 (2012 – $966 million; 2011 – $926 million) on Long-Term Debt and Junior Subordinated Notes, net of interest capitalized on construction projects.